Employee Benefit Plans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Contributions By Employer	$ 2
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year	7
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	2	2
Defined Benefit Plan Interest Cost	5	4
Defined Benefit Plan Expected Return On Plan Assets	(7)	(6)
Defined Benefit Plan Net Periodic Benefit Cost	0	0
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Service Cost	0	1
Defined Benefit Plan Interest Cost	4	3
Defined Benefit Plan Expected Return On Plan Assets	0	0
Defined Benefit Plan Net Periodic Benefit Cost	$ 4	$ 4